CAL-STATSUP-1 062013
Statutory Prospectus Supplement dated June 20, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y and S shares of the Fund listed below:
Invesco Conservative Allocation Fund
     The following information replaces in its entirety the information appearing under the heading “Other Information — Dividends and Distributions — Dividends”:
“The Fund generally declares and pays dividends from net investment income, if any, quarterly.”
CAL-STATSUP-1 062013

MAL-STATSUP-1 062013
Statutory Prospectus Supplement dated June 20, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y and S shares of the Fund listed below:
Invesco Moderate Allocation Fund
     The following information replaces in its entirety the information appearing under the heading “Other Information — Dividends and Distributions — Dividends”:
“The Fund generally declares and pays dividends from net investment income, if any, quarterly.”
MAL-STATSUP-1 062013

AGS-STATSUP-2 062013
Statutory Prospectus Supplement dated June 20, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6, as applicable, of the Funds listed below:
Invesco Conservative Allocation Fund
Invesco Global Quantitative Core Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Small Cap Growth Fund
The following information replaces in its entirety the first paragraph appearing under the heading “Other Information — Dividends and Distributions — Dividends”:
“Invesco Conservative Allocation Fund generally declares and pays dividends from net investment income, if any, quarterly.”
The following information replaces in its entirety the seventh paragraph appearing under the heading “Other Information — Dividends and Distributions — Dividends”:
     “Invesco Moderate Allocation Fund generally declares and pays dividends from net investment income, if any, quarterly”.
AGS-STATSUP-2 062013